Commitments and Contingencies - Schedule of Total Future Minimum Lease Payments (Details) - CNY (¥)	Dec. 31, 2025	Jun. 30, 2025
Lease Commitment
Within 1 year	¥ 8,844	¥ 22,110
Total	¥ 8,844	¥ 22,110